Basis of Preparation - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 02, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Basis of Preparation [line items]
Net loss		$ (31,858,594)	$ (10,272,280)	$ (6,781,238)
Accumulated deficit		(92,468,883)	$ (60,612,910)
Total current liabilities exceeded total current assets		$ (6,119,382)
Securities Purchase Agreement | Senior Secured Convertible Promissory Note
Disclosure of Basis of Preparation [line items]
Gross proceeds from convertible promissory note	$ 10,000,000
Convertible promissory note principal amount	$ 11,500,000
Note maturity	Oct. 06, 2027